Cover	Sep. 08, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 08, 2026
Entity File Number	001-41092
Entity Registrant Name	FIREFLY NEUROSCIENCE, INC.
Entity Central Index Key	0000803578
Entity Tax Identification Number	54-1167364
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1100 Military Road
Entity Address, City or Town	Kenmore
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14217
City Area Code	888
Local Phone Number	237-6412
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	AIFF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false